Channel Short Duration Income Fund
Schedule of Investments
December 31, 2021 - (Unaudited)
CORPORATE BONDS — 96.53%
Principal
Amount Fair Value
Corporate Bonds - Domestic — 83.97%
Ally Financial, Inc., 5.75%, 11/20/2025 $ 500,000 $ 564,684
Ally Financial, Inc., 4.70%, Perpetual (3MO LIBOR + 348bps)
(a)
250,000 258,325
American Airlines Pass Through Trust , Series 2013-2, 4.95%, 1/15/2023 1,508,342 1,542,217
American Airlines Pass Through Trust , Series 2015-1, 3.70%, 5/1/2023 432,053 425,981
American Airlines Pass Through Trust , Series 2016-3, 3.75%, 10/15/2025 752,486 722,490
Antero Resources Corp., 5.00%, 3/1/2025 478,000 486,169
AT&T, Inc., 4.45%, 4/1/2024 500,000 534,041
AT&T, Inc., 3.80%, 2/15/2027 300,000 326,208
B&G Foods, Inc., 5.25%, 4/1/2025 250,000 255,625
B&G Foods, Inc., 5.25%, 9/15/2027 500,000 517,427
Baker Hughes Holdings, LLC, 1.23%, 12/15/2023 500,000 502,554
Bank of America Corp., 3.95%, 4/21/2025 1,000,000 1,070,120
Boeing Co. (The), 2.75%, 2/1/2026 1,000,000 1,030,093
Broadcom, Inc., 4.70%, 4/15/2025 500,000 547,328
Bunge Ltd. Finance Corp., 2.75%, 5/14/2031 250,000 254,272
Calumet Specialty Products Partners LP, 7.75%, 4/15/2023 850,000 847,696
Charles Schwab Corp. (The), 4.00%, Perpetual (3MO LIBOR + 231bps)
(a)
500,000 505,625
Continental Airlines Pass Through Trust , Series 2-A, 4.00%, 10/29/2024 392,579 407,515
Edison International, 5.38%, 9/15/2069 (3MO LIBOR + 370bps)
(a)
500,000 524,425
Energy Transfer LP, 6.50%, Perpetual (3MO LIBOR + 465bps)
(a)
500,000 510,000
General Motors Co., 6.13%, 10/1/2025 300,000 345,064
General Motors Financial Co., Inc., 4.35%, 4/9/2025 750,000 807,803
Genworth Holdings, Inc., 4.80%, 2/15/2024 500,000 520,535
Genworth Holdings, Inc., 2.16%, 11/15/2036 (3MO LIBOR + 200bps)
(a)
850,000 516,429
Goldman Sachs Group, Inc. (The), 4.25%, 10/21/2025 1,000,000 1,092,019
Hawaiian Airlines Pass Through Trust , Series 2013-1B, 4.95%, 1/15/2022 387,773 387,837
Hyatt Hotels Corp., 1.80%, 10/1/2024 500,000 500,167
iHeartCommunications , Inc., 8.38%, 5/1/2027 500,000 527,813
Marathon Petroleum Corp., 4.70%, 5/1/2025 250,000 273,052
MGM Resorts International, 7.75%, 3/15/2022 1,000,000 1,013,765
Morgan Stanley, 5.00%, 11/24/2025 450,000 504,188
Nordstrom, Inc., 2.30%, 4/8/2024 250,000 250,264
Nordstrom, Inc., 4.00%, 3/15/2027 250,000 251,500
Occidental Petroleum Corp., 6.95%, 7/1/2024 600,000 666,087
Plains All American Pipeline LP/ PAA Finance Corp., 3.60%, 11/1/2024 650,000 680,055
Quanta Services, Inc., 0.95%, 10/1/2024 450,000 445,489
Range Resources Corp., 5.00%, 3/15/2023 500,000 511,780
Range Resources Corp., 4.88%, 5/15/2025 250,000 258,448
Sierra Pacific Power Co., 3.38%, 8/15/2023 750,000 774,859
Southern California Edison Co., 0.52%, 12/2/2022 500,000 500,526
Southern California Edison Co., 1.10%, 4/1/2024 300,000 299,064
Sprint Corp., 7.88%, 9/15/2023 500,000 551,363
Tyson Foods Inc., 3.95%, 8/15/2024 300,000 319,153
UAL 2007-1 Pass Through Trust , Series 071A, 6.64%, 7/2/2022 278,274 283,176

Channel Short Duration Income Fund
Schedule of Investments (continued)
December 31, 2021 - (Unaudited)
CORPORATE BONDS — 96.53% - continued
Principal
Amount Fair Value
United Ailines 2014-1, 4.00%, 4/11/2026 $ 578,260 $ 606,425
United Airlines 2020-1 Class A Pass Through Trust , Series 20-1, 5.88%,
4/15/2029 541,980 594,818
VeriSign, Inc., 5.25%, 4/1/2025 500,000 551,768
Verizon Communications, Inc., 3.38%, 2/15/2025 700,000 745,451
VMware Inc., 3.90%, 8/21/2027 900,000 981,198
Wells Fargo & Co., 3.90%, Perpetual (3MO LIBOR + 264bps)
(a)
400,000 411,250
Welltower , Inc., 2.05%, 1/15/2029 500,000 493,000
TOTAL CORPORATE BONDS - DOMESTIC (Cost $28,374,429) 28,497,141
Corporate Bonds - Foreign — 12.56%
Corporate Bonds - Finland - 1.59%
Nokia Oyj , 4.38%, 6/12/2027 500,000 540,608
Corporate Bonds - Ireland - 4.04%
AerCap Ireland Capital DAC, 6.50%, 7/15/2025 750,000 858,008
AerCap Ireland Capital DAC, 3.30%, 1/30/2032 500,000 510,822
1,368,830
Corporate Bonds - Japan - 2.66%
Mizuho Financial Group, Inc., 2.56%, 9/13/2025 (3MO LIBOR + 43bps)
(a)
400,000 410,998
Mizuho Financial Group, Inc., 1.55%, 7/9/2027 (3MO LIBOR + 62bps)
(a)
500,000 492,454
903,452
Corporate Bonds - Netherlands - 1.11%
ING Groep NV, 4.25%, Perpetual (3MO LIBOR + 306bps)
(a)
400,000 378,000
Corporate Bonds - United Kingdom - 3.16%
Astrazeneca PLC, 3.38%, 11/16/2025 500,000 537,323
Barclays PLC, 4.38%, 9/11/2024 500,000 534,759
1,072,082
TOTAL CORPORATE BONDS - FOREIGN (Cost $4,306,053) 4,262,972
TOTAL CORPORATE BONDS (Cost $32,680,482) 32,760,113
MONEY MARKET FUNDS - 1.40%
Fidelity Investments Money Market Government Portfolio, Class I, 0.01%
(b)
476,661 476,661
TOTAL MONEY MARKET FUNDS (Cost $476,661) 476,661
TOTAL INVESTMENTS — 97.93% (Cost $33,157,143) 33,236,774
Other Assets in Excess of Liabilities — 2.07% 703,867
NET ASSETS — 100.00% $ 33,940,641
(a) Variable rate security. The rate shown is the effective interest rate as of December 31, 2021. The benchmark on which the rate is calculated is shown parenthetically.
(b) Rate disclosed is the seven day effective yield as of December 31, 2021.